Other Assets	6 Months Ended
Jun. 30, 2022
Other Assets Current And Non Current [Abstract]
Other Assets
8.	OTHER ASSETS

	December 31,	June 30,
	2021	2022
Current
Prepayments	$2,733,753	$2,160,016
Refundable deposits	879,093	84,230

	$3,612,846	$2,244,246

The prepayments are the advanced funds paid to the Company’s contract research organizations (“CROs”) for commencement of the Company’s clinical trials and related preparation work.
The refundable deposits are the receivables due from the Company’s CRO after the final reconciliation upon the project completion and office deposits refundable in normal business course. All refundable deposits are current as of December 31, 2021
,
and June 30, 2022.